787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

October 6, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock California Municipal Opportunities Fund, a series of BlackRock California Municipal Series Trust
(File No. 002-96581 and File No. 811-04264)

Ladies and Gentlemen:

On behalf of BlackRock California Municipal Series Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated September 28, 2016, to the Prospectus, dated September 28, 2016, for BlackRock California Municipal Opportunities Fund (the “Fund”). The purpose of the filing is to submit the 497(e) filing dated September 28, 2016 in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at 212-728-8992.

Very truly yours,

/s/ Jessica A. Herlihy
Jessica A. Herlihy

Enclosures

cc:	Ben Archibald, Esq., BlackRock Advisors, LLC